RISK MANAGEMENT (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 115,188,138	R$ 56,065,074
Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	88,339,696	50,203,002
Financial Exposure Trading Portfolio Fair Value Fixed Rate [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	74,840,828	35,805,135
Financial Exposure Trading Portfolio Fair Value Fixed Rate [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	56,337,018	30,863,080
Financial Exposure Trading Portfolio Fair Value I G P M General Index Of Market Pricing I P C A Consumer Price Index [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	14,938,784	5,054,212
Financial Exposure Trading Portfolio Fair Value I G P M General Index Of Market Pricing I P C A Consumer Price Index [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	10,822,907	4,950,999
Financial Exposure Trading Portfolio Fair Value Exchange Coupon [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,195,092	602,486
Financial Exposure Trading Portfolio Fair Value Exchange Coupon [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	963,862	698,161
Financial Exposure Trading Portfolio Fair Value Foreign Currency [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	6,263,810	2,890,254
Financial Exposure Trading Portfolio Fair Value Foreign Currency [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	6,391,302	3,038,402
Financial Exposure Trading Portfolio Fair Value Equities [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,549,052	4,637,904
Financial Exposure Trading Portfolio Fair Value Equities [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	5,926,077	4,642,523
Financial Exposure Trading Portfolio Fair Value Sovereign Eurobonds And Treasuries [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	8,664,699	5,812,825
Financial Exposure Trading Portfolio Fair Value Sovereign Eurobonds And Treasuries [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,497,824	5,275,743
Financial Exposure Trading Portfolio Fair Value Other [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,735,873	1,262,258
Financial Exposure Trading Portfolio Fair Value Other [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 400,706	R$ 734,094